CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 1,206,145,958	$ 189,270,620	¥ 930,010,096	¥ 1,091,793,135
Operating costs and expenses:
Hotel operating costs (including purchase from related parties of RMB 357,539, RMB 764,045 and RMB 889,140 (USD 139,525) for the years ended December 31, 2019, 2020 and 2021, respectively)	(651,376,905)	(102,215,250)	(401,659,306)	(338,826,479)
Selling and marketing expenses (including service from a related party of RMB 24,941, RMB 6,021,433 and RMB 9,438,030 (USD 1,481,033) for the years ended December 31, 2019, 2020 and 2021, respectively)	(66,921,718)	(10,501,478)	(75,347,166)	(84,970,401)
General and administrative expenses (including purchase from a related party of RMB 3,576,659, nil and nil for the years ended December 31, 2019, 2020 and 2021, respectively)	(356,046,265)	(55,871,428)	(163,420,554)	(184,989,324)
Other operating expenses	(4,937,625)	(774,821)	(1,731,405)	(3,286,652)
Total operating costs and expenses	(1,079,282,513)	(169,362,977)	(642,158,431)	(612,072,856)
Other operating income	27,059,935	4,246,294	31,399,552	24,832,269
Income from operations	153,923,380	24,153,937	319,251,217	504,552,548
Interest income and other, net (including interest income from related parties of RMB 3,100,049, RMB 21,336,855 and RMB 544,352 (USD 85,421) for the years ended December 31, 2019, 2020 and 2021, respectively)	59,974,418	9,411,295	72,934,212	66,088,425
Interest expenses	(12,671,385)	(1,988,417)	(3,456,316)	(2,505,904)
(Losses and impairment) Gains on equity securities held	9,137,875	1,433,932	(36,773,521)	55,253,744
Other income, net	11,818,559	1,854,590	2,296,981	2,690,742
Income before income taxes and share of gains in equity method investments	222,182,847	34,865,337	354,252,573	626,079,555
Income tax expense	(108,888,882)	(17,087,042)	(110,459,202)	(189,567,817)
Income before share of gains in equity method investments	113,293,965	17,778,295	243,793,371	436,511,738
Share of gains in equity method investments, net of tax	382,874	60,081	909,365	1,262,431
Net income	113,676,839	17,838,376	244,702,736	437,774,169
Net loss attributable to noncontrolling interests	3,761,411	590,248	16,641,655	4,944,094
Net income attributable to ordinary shareholders	117,438,250	18,428,624	261,344,391	442,718,263
Other comprehensive income(loss), net of tax
-Foreign currency translation adjustments	(6,497,403)	(1,019,584)	(19,714,207)	2,933,162
-Unrealized gains on available-for-sale investments, net of reclassification	2,791,663	438,073
Other comprehensive income (loss), net of tax	(3,705,740)	(581,511)	(19,714,207)	2,933,162
Comprehensive income, net of tax	109,971,099	17,256,865	224,988,529	440,707,331
Comprehensive loss attributable to noncontrolling interests	3,761,411	590,248	16,641,655	4,944,094
Comprehensive income attributable to ordinary shareholders	¥ 113,732,510	$ 17,847,113	¥ 241,630,184	¥ 445,651,425
Common Class A
Earnings per share
Basic earnings per share | (per share)	¥ 1.14	$ 0.18	¥ 2.54	¥ 4.34
Diluted earnings per share | (per share)	¥ 1.14	$ 0.18	¥ 2.54	¥ 4.34
Weighted average shares outstanding
Weighted average shares outstanding basic	68,286,954	68,286,954	68,286,954	67,315,727
Weighted average shares outstanding diluted	68,286,954	68,286,954	68,286,954	67,315,727
Common Class B
Earnings per share
Basic earnings per share | (per share)	¥ 1.14	$ 0.18	¥ 2.54	¥ 4.34
Diluted earnings per share | (per share)	¥ 1.14	$ 0.18	¥ 2.54	¥ 4.34
Weighted average shares outstanding
Weighted average shares outstanding basic	34,762,909	34,762,909	34,762,909	34,762,909
Weighted average shares outstanding diluted	34,762,909	34,762,909	34,762,909	34,762,909
Leased And Operated Hotels
Revenues:
Total revenues	¥ 391,960,031	$ 61,507,082	¥ 227,074,041	¥ 253,420,676
Franchised And Managed Hotels
Revenues:
Total revenues	774,359,348	121,513,879	677,480,818	831,340,340
Others
Revenues:
Total revenues	¥ 39,826,579	$ 6,249,659	¥ 25,455,237	¥ 7,032,119